Consolidated Statements of Operations - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net sales		€ 18,611.0	€ 13,978.5	€ 11,820.0
Cost of sales	[1]	(8,802.0)	(7,181.3)	(6,540.2)
Gross profit		9,809.0	6,797.2	5,279.8
Research and development costs		(2,547.0)	(2,200.8)	(1,968.5)
Selling, general and administrative costs		(725.6)	(544.9)	(520.5)
Other income		213.7	0.0	0.0
Income from operations		6,750.1	4,051.5	2,790.8
Interest and other, net		(44.6)	(34.9)	(25.0)
Income before income taxes		6,705.5	4,016.6	2,765.8
Income tax expense		(1,021.4)	(551.5)	(191.7)
Income after income taxes		5,684.1	3,465.1	2,574.1
Profit from equity method investments		199.1	88.6	18.2
Net income		€ 5,883.2	€ 3,553.7	€ 2,592.3
Basic net income per ordinary share (in EUR per share)		€ 14.36	€ 8.49	€ 6.16
Diluted net income per ordinary share (in EUR per share)		€ 14.34	€ 8.48	€ 6.15
Number of ordinary shares used in computing per share amounts:
Basic (in shares)		409.8	418.3	420.8
Diluted (in shares)		410.4	419.1	421.6
System sales
Net sales		€ 13,652.8	€ 10,316.6	€ 8,996.2
Cost of sales		(6,482.9)	(5,169.3)	(4,676.2)
Service and field option sales
Net sales		4,958.2	3,661.9	2,823.8
Cost of sales		€ (2,319.1)	€ (2,012.0)	€ (1,864.0)

[1]	Cost of sales includes amounts with related parties of €1,855.2 million, €1,457.4 million and €1,321.8 million in 2021, 2020, and 2019, respectively.